Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Provisions [Abstract]
Schedule of Provisions	Provisions comprise the following:
	(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Provision for post sales client support and other provisions	83	75
	83	75

Summary of Movement in the Provision for Post Sales Client Support and Other Provisions	The movement in the provision for post sales client support and other provisions is as follows:
(Dollars in millions)
Year ended March 31,
2019
Balance at the beginning	75
Translation differences	—
Provision recognized / (reversed)	24
Provision utilized	(16)
Balance at the end	83